FINANCIAL STATEMENTS SCHEDULE I - CONDENSED STATEMENTS OF CASH FLOWS (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Sep. 29, 2020 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)
Cash flows from operating activities:
Net income		¥ 8,754,457	$ 1,233,040	¥ 6,658,966		¥ 4,701,327
Adjustments to reconcile net income to net cash used by operating activities
Share-based compensation		254,976	35,913	178,980		248,027
Gain of fair value changes of financial instruments		(164,517)	(23,172)	(46,246)		(52,909)
Share of profit in subsidiaries and VIE		(4,356)	(614)	(5,844)		32,419
Changes in operating assets and liabilities:
Prepayments and other current assets		(753,431)	(106,119)	59,313		(774,302)
Deferred tax expenses (benefits)		157,782	22,223	244,616		(192,091)
Other current liabilities		577,812	81,383	690,457		881,402
Net cash provided by operating activities		13,360,967	1,881,851	11,479,308		7,220,217
Cash flows from investing activities
Purchases of short-term investment		(11,261,190)	(1,586,105)	(9,563,852)		(13,193,447)
Maturity of short-term investment		9,798,273	1,380,058	6,713,982		14,054,096
Purchases of long-term investment		(10,090,353)	(1,421,196)	(6,388,768)		(225,000)
Maturity of long-term investment		5,240,732	738,142	284,000		845,110
Net cash used in investing activities		(12,252,751)	(1,725,762)	(16,041,890)		(8,756,533)
Cash flows from financing activities
Proceeds from issuance of ordinary shares, net of issuance cost and commission paid of RMB69,498	¥ 9,763,800
Payment of issuance cost				(228)		(887)
Payment of dividends		(2,072,509)	(291,907)	(1,323,205)	$ (191,847)	(1,353,969)	$ (212,467)
Convertible				6,416,762
Repurchase of ordinary shares		(1,006,451)	(141,756)	(84,547)		(3,810,586)
Proceeds from short-term borrowings		12,279,050	1,729,468	7,669,943		6,944,722
Repayment of short-term borrowings		(9,924,563)	(1,397,845)	(5,883,561)		(4,918,934)
Net cash (used in)/ provided by financing activities		(769,836)	(108,429)	7,058,202		(2,903,985)
Effect of exchange rate changes on cash, cash equivalents		109,843	15,471	338,106		(150,430)
Net increase (decrease) in cash and cash equivalents		448,223	63,131	2,833,726		(4,590,731)
Cash, cash equivalents and restricted cash at beginning of year		12,603,087	1,775,107	9,769,361		14,360,092
Cash, cash equivalents and restricted cash at end of year		13,051,310	1,838,238	12,603,087	1,775,107	9,769,361
Cash, cash equivalents, beginning of year		11,692,773		9,721,225
Cash, cash equivalents, end of year		12,333,884	1,737,191	11,692,773		9,721,225
Supplemental disclosure on non-cash information
Cash dividends declared in payables		7	1	730		321
Reportable Legal Entities [Member] | ZTO EXPRESS (CAYMAN) INC.
Cash flows from operating activities:
Net income		8,749,004	1,232,272	6,809,056		4,754,827
Adjustments to reconcile net income to net cash used by operating activities
Share-based compensation		254,976	35,913	178,980		248,027
Gain of fair value changes of financial instruments		(58,682)	(8,265)	(15,995)		40,916
Share of profit in subsidiaries and VIE		(9,006,826)	(1,268,586)	(6,991,861)		(4,944,589)
Changes in operating assets and liabilities:
Prepayments and other current assets						13,013
Other current liabilities		87,973	12,393	35,458		(23,318)
Net cash provided by operating activities		26,445	3,727	15,638		88,876
Cash flows from investing activities
Payment and collection of loans to and investments in subsidiaries, VIE and equity investees		1,561,076	219,873	(2,580,373)		(1,249,655)
Purchases of short-term investment		(6,188,527)	(871,636)	(4,171,949)		(8,268,243)
Maturity of short-term investment		7,723,557	1,087,840	1,840,751		10,552,118
Purchases of long-term investment		(69,101)	(9,733)
Maturity of long-term investment						645,110
Net cash used in investing activities		3,027,005	426,344	(4,911,571)		1,679,330
Cash flows from financing activities
Payment of issuance cost				(228)		(887)
Payment of dividends		(2,072,509)	(291,907)	(1,323,205)		(1,353,969)
Convertible				6,416,762
Repurchase of ordinary shares		(1,006,451)	(141,756)	(84,547)		(3,810,586)
Proceeds from short-term borrowings		1,362,060	191,842	655,520		647,386
Repayment of short-term borrowings		(1,379,140)	(194,248)	(1,442,104)
Net cash (used in)/ provided by financing activities		(3,096,040)	(436,069)	4,222,198		(4,518,056)
Effect of exchange rate changes on cash, cash equivalents		(19,466)	(2,742)	123,638		(72,740)
Net increase (decrease) in cash and cash equivalents		(62,056)	(8,740)	(550,097)		(2,822,590)
Cash, cash equivalents, beginning of year		70,937	9,991	621,034		3,443,624
Cash, cash equivalents, end of year		¥ 8,881	$ 1,251	¥ 70,937	$ 9,991	¥ 621,034